Related party disclosures - Compensation of Directors and Other Members (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($) individual	Dec. 31, 2021 CAD ($) individual
Disclosure Of Related Party Disclosures [Line Items]
Short-term benefits	$ 5,124	$ 4,654
Equity based compensation	8,951	14,570
Key management personnel compensation	$ 14,075	$ 19,224
Key management personnel [member]
Disclosure Of Related Party Disclosures [Line Items]
Number of individuals included in the above amounts | individual	16	18